As Filed With the Securities And Exchange Commission on March 14, 1996
                                   						            Registration No. 33-64203


                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

Post-Effective Amendment No._1_

___________________________AMT CAPITAL FUND, INC.___________________
        		(Exact Name of Registrant as Specified in Charter)

___________________________600 Fifth Avenue New York, New York 10020______
         		(Address of Principal Executive Offices) (Zip Code)

___________________________(212) 332-5211_______________________________
         		(Registrant's Telephone Number, Including Area Code)

                 				William E. Vastardis, Treasurer
                	 			AMT Capital Fund, Inc.
                 				600 Fifth Avenue
                 				New York, New York 10020
		           (Name and Address of Agent for Service of Process)

			Copies to:	         Andrew D. Gordon
                  					Lehman Brothers Funds, Inc.
                  					3 World  Financial Center
                  					New York, New York 10285


William Goodwin, Esq.	 		      Gary S. Schpero, Esq.
Dechert Price & Rhoads			      Simpson Thacher & Bartlett
477 Madison Avenue		    	      425 Lexington Avenue
New York, New York 10022     		New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately after filing pursuant to paragraph (b) of Rule 485.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly no fee is payable herewith. The Registrant filed a Rule 24f-2 Notice for its most recent fiscal year ended December 31, 1994 on February 28, 1995.







                           AMT CAPITAL FUND, INC.
                                FORM N-14
                   CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

                               Front Cover
                              Contents Page
                         Cross-Reference Sheet
                         Letters to Shareholders
                        Notice of Special Meeting

                                 PART A

                     Combined Prospectus/Proxy Statement

                                 PART B

                     Statement of Additional Information

                                  PART C

                             Other Information
                                Signatures
                                 Exhibit


                            AMT CAPITAL FUND, INC.
                      REGISTRATION STATEMENT OF FORM N-14
                            CROSS REFERENCE SHEET

N-14		                                    				Location in
Item No.		                                 			Registration Statement

                                            Part A: Information Required In
                                            Prospectus/Proxy Statement


1.  Beginning of Registration Statement
    and Outside Front Cover Page of
    Prospectus                              Cover Page; Cross Reference Sheet



2. Beginning and Outside Back Cover
   Page of Prospectus                       Table of Contents




3.  Synopsis Information and Risk Factors    Synopsis; Principal Risk Factors


4.  Information About the Transaction        Synopsis; Proposal 1 and
                                             Comparative Expense Table


5.  Information About the Registrant         Synopsis; Principal Risk Factors;
                                             Additional Information About AMT
                                             Capital Fund, Inc. and Its Shares
                                             Preliminary Statement of Additional
                                             Information; Miscellaneous;
                                             Preliminary Prospectus of Class B
                                             shares of U.S. Selected Growth
                                             Portfolio, a portfolio of AMT
                                             Capital Fund, Inc.




6.  Information About the Company
    Being Acquired                           Synopsis; Principal Risk Factors;
                                             Additional Information About Lehman
                                             Brothers Funds, Inc. and Its
                                             Shares;Miscellaneous; Current
                                             Prospectus of Lehman Selected
                                             Growth Stock Portfolio, a portfolio
                                             of Lehman Brothers Funds, Inc.





7.  Voting Information                       Introduction and Voting
                                             Information; Synopsis




8.  Interest of Certain Persons and          Introduction and Voting Information
    Expense                                  Proposal 1 The Plan of
                                             Reorganization


9.  Additional Information Required for
     Reoffering by Persons Deemed to be
     Underwriters                            Not Applicable


                                             Part B:  Information Required In
                                             Statement of Additional Information



10.  Cover Page                              Cover Page


11.  Table of Contents                       Table of Contents


12.  Additional Information About
     the Registrant                          Preliminary Statement of Additional
                                             Information of Class B Shares of
                                             U.S. Selected Growth Portfolio, a
                                             portfolio of the AMT Capital Fund,
                                             Inc.


13.  Additional Information About the
     Company Being Acquired                  Current Statement of Additional
                                             Information of Lehman Selected
                                             Growth Stock Portfolio, a series
                                             of Lehman Brothers Funds, Inc.


14.  Financial Statements		             		   Current Annual Report of
                                             Lehman Brothers Funds, Inc.


                                             Part C. Other Information


15.  Indemnification                         Indemnification

16.  Exhibits                                Exhibits

17.  Undertakings                            Undertakings



                         AMT CAPITAL FUND, INC.
                            USG PORTFOLIO

                      PART C. OTHER INFORMATION


Item 15.		Indemnification

		The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including
Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

		Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. 	Exhibits

(1)(a)(b) Articles of Incorporation, dated August 3, 1993 (previously filed as Exhibit (1) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 33-66840, 811-7928).
Articles of Amendment to Articles of Incorporation, dated October 28, 1993 (previously filed as Exhibit (1b) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, File Nos. 33-66840, 811-
7928).
(1)(c) Form of Articles Supplementary of Registrant (previously filed as Exhibit (1)(c) to the Registrant's Registration Statement on Form N-14, filed on November 14, 1995, File No. 33-64203).
(2) By-laws (previously filed as Exhibit (2) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File Nos. 33-66840, 811-7928).
(3)  Not Applicable.
(4) Form of Agreement and Plan of Reorganization previously filed as Appendix A to the Registrant's Registration Statement on Form N-14, filed on December 14, 1995, File No. 33-64203.
(5) Specimen of Stock Certificates (previously filed as Exhibit (4) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, File Nos. 33-66840, 811-7928).
(6)(a) Form of Investment Advisory Agreement between the Registrant and AMT Capital Advisers, Inc. (previously filed as Exhibit (6) to the Registrant's Registration Statement on Form N-14, filed on November 14, 1995, File No. 33-64203.
(6)(b) Form of Sub-Advisory Agreement between AMT Capital Advisers, Inc. and Delphi Asset Management, filed as Exhibit (6)(b) to the Registrant's Registration Statement on Form N-14, filed on December 14, 1995, File No. 33-64203.
(7)(a) Distribution Agreement, dated October 29, 1993 between the Registrant and AMT Capital Services, Inc. (previously filed as Exhibit (6) to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, File Nos., 33-66840, 811-7928.
(8) Not Applicable.
(9) Custodian Agreement, dated October 29, 1993 between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit (8) to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A File Nos. 33-66840, 811-7928.
(10)(a) Form of Services and Distribution Plan pursuant to Rule 12b-1 Plan between Registrant and Lehman Funds Incorporated previously filed as Exhibit
(10) to the Registrant's Registration Statement on Form N-14, filed on November 14, 1995, File No. 33-64203.
(10)(b) Form of Multiclass Plan, previously filed as Exhibit (10)(b) to the Registrant's Registration Statement on Form N-14, filed on December 14, 1995, File No. 33-64203.
(11) Opinion and Consent of Dechert Price & Rhoads (previously filed as Exhibit (11) to the Registrant's Statement on Form N-14, filed on November 14, 1995, File No. 33-64203).
(12) Opinion of Dechert Price & Rhoads regarding certain tax matters and consequences to shareholders filed herewith.
(13) Transfer Agency and Service Agreement, dated October 29, 1993 between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit
(9a) to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, File Nos. 33-66840, 811-7928).
(14) Consents of Ernst & Young LLP independent auditors for the SGS Portfolio and the AMT Capital Fund, Inc. (previously filed as Exhibit (14) to the Registrant's Statement on Form N-14, filed on November 14, 1995, File No. 33-64203).
(15) There are no financial statements omitted pursuant to Item 14(a)(1).
(16) Not applicable.
(17) Rule 24f-2 Notice of Registrant (previously filed as Exhibit (17) to the Registrant's Statement on Form N-14, filed on November 14, 1995, File No. 64203).


Item 17	.	Undertakings

		(a)	The undersigned Registrant agrees that prior to any public
reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items if the applicable form.

		(b)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (a), above, will be filed as part
of an amendment to this Registration Statement and will not
be used until the amendment is effective, and that, in
determining any liability under the Securities Act of 1933,
as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered
therein, and the offering of the securities at that time
shall be deemed to be the initial bona fide offering of
them.


                            	SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 14th day of March, 1996.


                                        							AMT CAPITAL FUND, INC.

                                        							By:  \s\ Alan M. Trager
                                                								Alan M. Trager,
                                                        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement had been signed below by the following persons in the capacities and on the dates indicated.


	Signature				                Title			      Date

	_________*________			        Director    		March 14, 1996
	Robert B. Allardice, III

	_________*________
	Patricia M. Gammon			        Director    		March 14, 1996


	\s\_Alan M. Trager___			     President     March 14, 1996
     Alan M. Trager		         and		Director


	\s\ Carla E. Dearing			      Vice President	March 14, 1996
     Carla E. Dearing


	\s\ William E. Vastardis   		Secretary and	 March 14, 1996
     William E. Vastardis  			Treasurer

	*Attorney-in-Fact  \s\William E. Vastardis















INDEX TO EXHIBITS INCLUDED IN PART C

Exhibit 1(c)	Articles Supplementary of Registrant

Exhibit 6	Form of Investment Advisory Agreement between Registrant and
AMT Capital 			Advisers, Inc.

Exhibit 6(b)         Form of Sub-Advisory Agreement between AMT Capital
Advisers, Inc. and Delphi 			Asset Management

Exhibit 7(b)	Form of Dealer Agreement to be used by AMT Capital
Services, Inc.

Exhibit 10      	Form of Services and Distribution Plan pursuant to
Rule 12b-1 Plan between Registrant	 		and Lehman Brothers
Incorporated

Exhibit 10 (b)	Form of Multiclass Plan

Exhibit 11	Opinion and Consent of Dechert Price & Rhoads

Exhibit 12 	Opinion of Dechert Price & Rhoads regarding certain tax
matters and consequences to 			shareholders filed herewith

Exhibit 14	Consent of Ernst & Young LLP, independent auditors for SGS
Portfolio

Exhibit 17	Rule 24f-2 Notice of Registrant